Laura E. Flores

+1.202.373.6101

laura.flores@morganlewis.com

July 21, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	WisdomTree Trust (File No. 333- )

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are hereby filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization of the WisdomTree Continuous Commodity Index Fund with and into the WisdomTree Enhanced Commodity Strategy Fund, a separate series of the Trust.

Pursuant to Rule 488 under the Securities Act of 1933, as amended, it is proposed that this filing will become effective on August 20, 2020.

Please contact me at 202.373.6101 with any questions or comments.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001